Note 9 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

9. Income Taxes

The Company recorded no provision for income taxes for both the periods ended September 30, 2024 and 2023.

In assessing the realizability of the net deferred tax asset, the Company considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the NOLs. Management believes that it is more likely than not that the Company’s deferred income tax assets will not be realized. As such, there is a full valuation allowance against the net deferred tax assets as of September 30, 2024 and December 31, 2023.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of September 30, 2024 and December 31, 2023, the Company reported no liabilities for unrecognized tax benefits along with no related interest and penalty exposure as accrued income tax on the accompanying balance sheets. Income tax returns for the tax years 2020 and later remain subject to examination by the taxing authority jurisdictions.

8. Income Taxes

The Company had no provision for income taxes for the year ended December 31, 2023.  The Company recorded a benefit for income taxes of $1.0 million for the year ended December 31, 2022 which consisted of approximately $0.1 million of current federal tax benefit and $0.9 million of current state tax benefit. The 2022 tax benefit is attributed to the reversal of the Company's uncertain tax position due to the lapse of the 2018 Pennsylvania statute of limitations concerning the timing of the initial upfront payment received under the Ligand Agreement.

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Uncertain tax position and interest	0.0	3.8
State and local taxes	4.0	(3.9)
Permanent items	0.3	(1.0)
Change in valuation allowance	(25.4)	(16.3)
Other	0.1	0.0
Effective income tax rate	0.0%	3.6%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Royalty agreement liabilities	$1,587	$9,080
Net operating loss	9,179	7,850
Section 174 R&D capitalization	4,548	3,152
Accrued expenses and other	406	364
Orphan drug credit	199	199
Startup costs	95	104
Net deferred tax assets	16,014	20,749
Valuation allowance	(16,014)	(20,749)
Net deferred tax assets	$—	$—

Decrease (increase) in valuation allowance	$4,735	$(4,637)

In assessing the realizability of the net deferred tax asset, the Company considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the NOLs. Management believes that it is more likely than not that the Company’s deferred income tax assets will not be realized. As such, there is a full valuation allowance in the amount of $16.0 million and $20.7 million against the net deferred tax assets as of December 31, 2023 and 2022, respectively.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2023, the Company reported no liabilities for unrecognized tax benefits along with no related interest and penalty exposure as accrued income tax on the accompanying balance sheets. Income tax returns for the tax years 2019 through 2023 remain subject to examination by the taxing authority jurisdictions.

At December 31, 2023, the Company had NOLs for federal income tax purposes of $36.7 million, which are available to reduce future federal taxable income and have an indefinite carryforward. The Company has NOLs for state income tax purposes of $37.6 million, which are available to reduce future state taxable income through 2038. In addition, the Company has orphan drug credits of $0.2 million to reduce future federal taxes through 2039.